DEBT - Convertible Bonds (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2014 Rate	Dec. 31, 2013	Dec. 04, 2013
Debt:
Minimum percentage for conversion		90.00%
Declared dividend per share (USD per share)		$ 1.80	$ 1.80
Number of shares issuable if bonds are converted		5,165,289
Convertible debt | Convertible bonds
Debt:
Proceeds from issuance of convertible bonds	$ 250.0
Convertible debt	221.9
Carrying amount of equity component	$ 25.0
Percentage of prinipal amount convertible	100.00%
Coupon rate	3.75%
Debt instrument conversion price	$ 55	$ 48.40		$ 50.28